BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
BORROWINGS
Short term bank borrowings	¥ 552,270	$ 78,698	¥ 30,000
Long-term bank borrowings, current portion	521,643		334,511
Other long-term borrowings, current portion	795,700		388,814
Borrowings, current portion, Total	1,869,613		753,325
Long-term bank borrowings, non-current portion	5,339,582		4,170,981
Other long-term borrowings, non-current portion	1,742,444		942,540
Total borrowings	¥ 8,951,639		¥ 5,866,846